Other Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note 4 – Other Accounts Receivable
	As of December 31
	2014	2013
	(in thousands)
Government institutions	$51	$11
Interest receivable	13	–
Prepaid expenses	101	5

	$165	$16